Net income (loss) per share (Schedule of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ 85,424	$ 12,303	¥ 22,621	¥ (59,814)
Change in redemption value of preferred shares			(25,332)	(79,169)
Deemed dividend from issuance of convertible redeemable preferred shares				(16,666)
Net loss attributable to noncontrolling interests	1,209	174
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ 86,633	$ 12,477	¥ (2,711)	¥ (155,649)
Net income (loss) per share
Basic | (per share)	¥ 0.58	$ 0.08	¥ (0.03)	¥ (5.31)
Diluted | (per share)	¥ 0.53	$ 0.08	¥ (0.03)	¥ (5.31)
Weighted average number of ordinary shares
Basic | shares	149,935,100	149,935,100	102,987,119	29,314,067
Diluted | shares	163,926,674	163,926,674	102,987,119	29,314,067
American Depositary Shares [Member]
Net income (loss) per share
Basic | ¥ / shares	¥ 1.74		¥ (0.08)	¥ (15.93)
Diluted | ¥ / shares	¥ 1.59		¥ (0.08)	¥ (15.93)